Sumitomo Transaction Agreement - Additional Information (Detail) - USD ($) $ in Thousands			1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Dec. 27, 2019	Dec. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2020	May 31, 2021
Transaction Agreement [Line Items]
Gain (loss) on sale of stock transactions						$ (43,398)
Escrow amount	$ 75,000
Restricted cash	$ 86,632			$ 11,644		86,045
Gain on termination of Sumitomo Options				66,472	$ 0
Transition Services And Strategic Cooperation Agreement [Member]
Transaction Agreement [Line Items]
Transition and cooperation agreement billed amount,Net of amounts billed by sumitovant				300	$ 400
Asset Purchase Agreement [Member]
Transaction Agreement [Line Items]
Consideration received in cash							$ 5,000
Gain on termination of Sumitomo Options				66,500
Sumitomo [Member]
Transaction Agreement [Line Items]
Percentage of granted option to purchase ownership interest	75.00%	75.00%
Number of shares transferred			26,952,143
Consideration received in transaction			$ 999,200			2,900,000
Gain (loss) on sale of stock transactions						$ 2,000,000
Escrow amount		$ 75,000	75,000
Restricted cash	$ 75,000		75,000
Sale Of Stock Consideration Cash Received On Transaction			2,900,000
Stock offer to repurchase during period value of the proceeds received from transaction agreement				$ 1,000,000
Sumitomo [Member] | Employee [Member]
Transaction Agreement [Line Items]
Aggregate fair value of issued instruments to employees on transaction			39,100
Deferred compensation equity			24,800
Deferred compensation liability			14,300
Outstanding instruments vest based on the achievement of time-based, performance or liquidity event requirements	1,865,416			1,863,451	1,873,480	1,880,980
Sumitomo [Member] | Maximum
Transaction Agreement [Line Items]
Repurchase of RSL's equity securities approved amount			$ 1,000,000